UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 83.1%
Belgium — 3.6%

Belgacom SA	70,427	$1,579,954
Telenet Group Holding NV	45,600	2,092,865

		3,672,819

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		0

Brazil — 7.2%

Brookfield Incorporacoes SA†	1,254,400	843,256
Cia Siderurgica Nacional SA	368,100	984,855
Light SA	164,100	1,143,592
Porto Seguro SA	237,300	2,520,452
Tractebel Energia SA	121,700	1,890,936

		7,383,091

Canada — 1.9%

Canadian Oil Sands, Ltd.	105,859	1,959,755

Chile — 1.2%

CAP SA	53,957	1,197,982

China — 2.6%

China International Marine Containers Group Co., Ltd., Class H	1,561,800	2,694,269

Colombia — 2.0%

Ecopetrol SA	993,000	2,108,275

Denmark — 2.3%

TDC A/S	287,221	2,327,803

Finland — 6.3%

Elisa Oyj	97,731	1,909,445
Metso Oyj	60,744	2,065,240
Orion Oyj, Class B	107,272	2,516,142

		6,490,827

France — 7.0%

Bouygues SA	76,117	1,942,913
Societe Television Francaise 1	257,103	3,076,511
Total SA	45,502	2,221,333

		7,240,757

Greece — 2.8%

OPAP SA	338,223	2,830,793

Indonesia — 1.3%

Indo Tambangraya Megah Tbk PT	479,000	1,358,574

Israel — 7.2%

Bezeq The Israeli Telecommunication Corp., Ltd.	1,865,166	2,491,981
Israel Chemicals, Ltd.	180,488	1,782,775
Partner Communications Co., Ltd.	486,367	3,071,257

		7,346,013

Italy — 1.9%

Eni SpA	96,511	1,982,339

Mexico — 1.9%

Grupo Mexico SAB de CV, Class B	680,900	1,970,585

Poland — 4.8%

KGHM Polska Miedz SA	46,836	1,705,588
PGE SA	346,415	1,605,559
Synthos SA	1,148,751	1,576,520

		4,887,667

Singapore — 3.6%

Keppel Land, Ltd.	776,000	2,050,967
Yangzijiang Shipbuilding Holdings, Ltd.	2,474,000	1,620,055

		3,671,022

South Korea — 5.5%

KT Corp.	75,320	2,361,066
SK Telecom Co., Ltd.	17,990	3,307,999

		5,669,065

Spain — 2.8%

Indra Sistemas SA	221,989	2,872,471

Sweden — 3.7%

Skanska AB, Class B	135,454	2,248,107
Tele2 AB, Series B	130,516	1,532,655

		3,780,762

Taiwan — 9.8%

China Petrochemical Development Corp.	2,599,850	1,322,869
E Ink Holdings, Inc.	1,768,000	1,023,483
Farglory Land Development Co., Ltd.	1,099,000	2,016,783
HTC Corp.	151,000	1,204,131
Lite-On Technology Corp.	1,609,910	2,825,440
TSRC Corp.	873,800	1,676,404

		10,069,110

United Kingdom — 2.0%

AstraZeneca PLC	43,909	2,080,302

United States — 1.7%

SoftBrands, Inc.†(1)(2)	40	0
Southern Copper Corp.	62,989	1,739,756

		1,739,756

Total Common Stock (cost $92,062,794)		85,334,037

PREFERRED STOCK — 9.3%
Brazil — 5.5%

Bradespar SA	125,000	1,131,602
Centrais Eletricas Brasileiras SA, Class B	207,100	810,264
Cia de Transmissao de Energia Eletrica Paulista	62,500	938,333
Cia Energetica de Minas Gerais	118,576	1,058,036
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	160,700	453,721
Vale SA	102,200	1,238,941

		5,630,897

Germany — 3.8%

ProSiebenSat.1 Media AG†	91,958	3,952,397

Total Preferred Stock (cost $13,155,467)		9,583,294

EXCHANGE-TRADED FUNDS — 4.8%

iShares MSCI ACWI ex US Index Fund (cost $5,139,402)	120,520	4,905,164

Total Long-Term Investment Securities (cost $110,357,663)		99,822,495

REPURCHASE AGREEMENT — 2.0%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $1,993,000)	$1,993,000	1,993,000

TOTAL INVESTMENTS — (cost $112,350,663) (4)	99.2%	101,815,495
Other assets less liabilities	0.8	860,602

NET ASSETS —	100.0%	$102,676,097

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Industry Allocation*
Telephone-Integrated	10.5%
Television	6.8
Cellular Telecom	6.2
Oil Companies-Integrated	6.0
Exchange-Traded Funds	4.8
Electric-Integrated	4.5
Medical-Drugs	4.4
Real Estate Operations & Development	4.0
Telecom Services	3.5
Chemicals-Diversified	3.3
Computer Services	2.8
Gambling (Non-Hotel)	2.8
Computers-Periphery Equipment	2.7
Miscellaneous Manufacturing	2.6
Insurance-Multi-line	2.5
Building-Heavy Construction	2.2
Steel-Producers	2.2
Machinery-General Industrial	2.0
Repurchase Agreements	2.0
Non-Ferrous Metals	1.9
Oil Companies-Exploration & Production	1.9
Building & Construction-Misc.	1.9
Electric-Generation	1.8
Metal-Copper	1.7
Metal-Diversified	1.7
Rubber & Vinyl	1.6
Shipbuilding	1.6
Coal	1.3
Petrochemicals	1.3
Metal-Iron	1.2
Wireless Equipment	1.2
Investment Companies	1.1
Electronic Components-Misc.	1.0
Electric-Transmission	0.9
Building-Residential/Commercial	0.8
Electric-Distribution	0.5

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets
Long-Term Investment Securities:
Common Stock:
Bermuda	$—	$—	$0	$0
Brazil	7,383,091	—	—	7,383,091
Finland	6,490,827	—	—	6,490,827
France	7,240,757	—	—	7,240,757
Israel	7,346,013	—	—	7,346,013
South Korea	5,669,065	—	—	5,669,065
Taiwan	10,069,110	—	—	10,069,110
Other Countries*	41,135,174	—	—	41,135,174
Preferred Stock:
Brazil	5,630,897	—	—	5,630,897
Germany	3,952,397	—	—	3,952,397
Exchange Traded Funds	4,905,164	—	—	4,905,164
Repurchase Agreement	—	1,993,000	—	1,993,000

Total	$99,822,495	$1,993,000	$0	$101,815,495

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.1%
Aerospace/Defense — 2.8%

Boeing Co.	30,000	$3,073,200

Applications Software — 3.1%

Microsoft Corp.	100,000	3,453,000

Banks-Super Regional — 7.0%

US Bancorp	100,000	3,615,000
Wells Fargo & Co.	100,000	4,127,000

		7,742,000

Beverages-Non-alcoholic — 2.9%

PepsiCo, Inc.	40,000	3,271,600

Cable/Satellite TV — 3.0%

Comcast Corp., Class A	80,000	3,350,400

Cellular Telecom — 2.6%

Vodafone Group PLC ADR	100,000	2,874,000

Cosmetics & Toiletries — 2.8%

Procter & Gamble Co.	40,000	3,079,600

Diversified Banking Institutions — 6.9%

Bank of America Corp.	200,000	2,572,000
Citigroup, Inc.	50,000	2,398,500
JPMorgan Chase & Co.	50,000	2,639,500

		7,610,000

Diversified Manufacturing Operations — 3.1%

General Electric Co.	150,000	3,478,500

Electronic Components-Semiconductors — 3.3%

Intel Corp.	150,000	3,633,000

Instruments-Controls — 2.9%

Honeywell International, Inc.	40,000	3,173,600

Insurance-Multi-line — 2.1%

MetLife, Inc.	50,000	2,288,000

Insurance-Property/Casualty — 3.6%

Travelers Cos., Inc.	50,000	3,996,000

Medical-Drugs — 11.8%

Johnson & Johnson	50,000	4,293,000
Merck & Co., Inc.	100,000	4,645,000
Pfizer, Inc.	150,000	4,201,500

		13,139,500

Medical-HMO — 2.9%

UnitedHealth Group, Inc.	50,000	3,274,000

Metal-Copper — 2.5%

Freeport-McMoRan Copper & Gold, Inc.	100,000	2,761,000

Networking Products — 3.3%

Cisco Systems, Inc.	150,000	3,646,500

Oil Companies-Exploration & Production — 4.3%

Devon Energy Corp.	40,000	2,075,200
Occidental Petroleum Corp.	30,000	2,676,900

		4,752,100

Oil Companies-Integrated — 6.1%

Chevron Corp.	20,000	2,366,800
Exxon Mobil Corp.	30,000	2,710,500
Marathon Oil Corp.	50,000	1,729,000

		6,806,300

Oil Field Machinery & Equipment — 3.1%

National Oilwell Varco, Inc.	50,000	3,445,000

Oil-Field Services — 1.9%

Halliburton Co.	50,000	2,086,000

Retail-Discount — 3.3%

Wal-Mart Stores, Inc.	50,000	3,724,500

Telephone-Integrated — 3.2%

AT&T, Inc.	100,000	3,540,000

Tobacco — 1.9%

Altria Group, Inc.	60,000	2,099,400

Transport-Services — 2.7%

FedEx Corp.	30,000	2,957,400

Total Long-Term Investment Securities (cost $97,939,310)		103,254,600

REPURCHASE AGREEMENT — 9.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $10,847,000)	$10,847,000	10,847,000

TOTAL INVESTMENTS (cost $108,786,310)(2)	102.9%	114,101,600
Liabilities in excess of other assets	(2.9)	(3,235,911)

NET ASSETS	100.0%	$110,865,689

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$7,742,000	$—	$—	$7,742,000
Diversified Banking Institutions	7,610,000	—	—	7,610,000
Medical-Drugs	13,139,500	—	—	13,139,500
Oil Companies-Integrated	6,806,300	—	—	6,806,300
Other Industries*	67,956,800	—	—	67,956,800
Repurchase Agreement	—	10,847,000	—	10,847,000

Total	$103,254,600	$10,847,000	$—	$114,101,600

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.6%
Auto-Cars/Light Trucks — 7.0%

Honda Motor Co., Ltd.	11,700	$434,710
Isuzu Motors, Ltd.	110,000	753,075
Nissan Motor Co., Ltd.	61,100	619,132

		1,806,917

Auto/Truck Parts & Equipment-Original — 8.7%

Exedy Corp.	17,600	442,928
Stanley Electric Co., Ltd.	36,130	703,803
TACHI-S Co., Ltd.	43,860	586,392
Toyota Industries Corp.	12,000	491,228

		2,224,351

Banks-Commercial — 3.6%

Sumitomo Mitsui Financial Group, Inc.	20,410	936,333

Casino Services — 1.2%

Sankyo Co., Ltd.	6,290	297,123

Chemicals-Diversified — 2.6%

Mitsubishi Gas Chemical Co., Inc.	92,200	677,695

Chemicals-Specialty — 2.7%

Tokyo Ohka Kogyo Co., Ltd.	30,600	703,448

Coal — 0.0%

White Energy Co., Ltd.†	446	61

Computer Services — 2.1%

SCSK Corp.	28,000	539,222

Computers-Integrated Systems — 6.2%

Net One Systems Co., Ltd.	35,200	271,861
OBIC Co., Ltd.	2,460	643,648
Otsuka Corp.	6,100	677,778

		1,593,287

Cosmetics & Toiletries — 3.3%

Kose Corp.	19,200	531,591
Pola Orbis Holdings, Inc.	9,590	324,405

		855,996

Distribution/Wholesale — 2.6%

Hitachi High-Technologies Corp.	27,200	655,729

Diversified Banking Institutions — 3.1%

Mitsubishi UFJ Financial Group, Inc.	128,200	791,071

E-Commerce/Products — 0.9%

Rakuten, Inc.	20,510	242,571

Electric Products-Misc. — 1.6%

Funai Electric Co., Ltd.	5,200	51,119
Hitachi, Ltd.	57,500	369,303

		420,422

Electronic Components-Misc. — 6.3%

Futaba Corp./Chiba	33,100	394,811
Kyocera Corp.	7,500	763,763
Minebea Co., Ltd.	67,000	244,545
Toshiba Corp.	45,500	218,829

		1,621,948

Finance-Leasing Companies — 1.5%

Mitsubishi UFJ Lease & Finance Co., Ltd.	79,600	377,213

Fisheries — 2.2%

Toyo Suisan Kaisha, Ltd.	17,100	568,965

Insurance-Life/Health — 2.6%

T&D Holdings, Inc.	49,500	665,789

Insurance-Property/Casualty — 3.2%

Tokio Marine Holdings, Inc.	25,500	808,606

Leisure Products — 1.3%

Sega Sammy Holdings, Inc.	13,460	336,975

Machinery-General Industrial — 0.7%

Amada Co., Ltd.	25,730	169,925

Medical-Drugs — 0.9%

Shionogi & Co., Ltd.	10,900	227,495

Medical-Wholesale Drug Distribution — 1.2%

Suzuken Co., Ltd.	9,200	309,820

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Office Automation & Equipment — 1.3%

Canon, Inc.	10,400	339,222

Oil Companies-Exploration & Production — 1.4%

Inpex Corp.	88	367,332

Oil Refining & Marketing — 1.3%

JX Holdings, Inc.	69,900	338,999

Photo Equipment & Supplies — 2.1%

FUJIFILM Holdings Corp.	23,920	526,973

Real Estate Management/Services — 2.2%

Mitsubishi Estate Co., Ltd.	21,500	572,510

Retail-Apparel/Shoe — 0.7%

Chiyoda Co., Ltd.	6,900	176,639

Retail-Consumer Electronics — 1.6%

K’s Holdings Corp.	12,770	405,581

Retail-Discount — 1.8%

Don Quijote Co., Ltd.	9,400	457,300

Retail-Drug Store — 0.5%

Tsuruha Holdings, Inc.	1,400	132,547

Retail-Misc./Diversified — 1.0%

Ryohin Keikaku Co., Ltd.	3,000	246,219

Rubber & Vinyl — 0.9%

JSR Corp.	11,800	238,665

Steel-Producers — 1.9%

Yamato Kogyo Co., Ltd.	15,870	485,637

Steel-Specialty — 1.6%

Hitachi Metals, Ltd.	36,500	410,708

Telephone-Integrated — 4.6%

KDDI Corp.	5,100	265,336
Nippon Telegraph & Telephone Corp.	12,690	657,659
Softbank Corp.	4,435	258,909

		1,181,904

Television — 3.8%

Fuji Media Holdings, Inc.	273	549,963
TV Asahi Corp.	19,660	425,392

		975,355

Tobacco — 2.9%

Japan Tobacco, Inc.	21,180	748,497

Transport-Services — 1.2%

Kintetsu World Express, Inc.	7,700	308,606

Travel Services — 1.4%

HIS Co., Ltd.	8,600	366,354

Web Portals/ISP — 0.9%

Yahoo Japan Corp.	466	229,758

Total Long-Term Investment Securities (cost $23,555,650)		25,339,768

REPURCHASE AGREEMENT — 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/13 in the amount of $388,000 and collateralized by $425,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $398,579 (cost $388,000)	$388,000	388,000

TOTAL INVESTMENTS (cost $23,943,650) (3)	100.1%	25,727,768
Liabilities in excess of other assets	(0.1)	(27,714)

NET ASSETS	100.0%	$25,700,054

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	98.6%
United States	1.5
Australia	0.0
Bermuda	0.0

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto-Cars/Light Trucks	$1,806,917	$—	$—	$1,806,917
Auto/Truck Parts & Equipment-Original	2,224,351	—	—	2,224,351
Computers-Integrated Systems	1,593,287	—	—	1,593,287
Electronic Components-Misc.	1,621,948	—	—	1,621,948
Miscellaneous Manufacturing	—	—	0	0
Other Industries*	18,093,265	—	—	18,093,265
Repurchase Agreement	—	388,000	—	388,000

Total	$25,339,768	$388,000	$0	$25,727,768

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2013 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of June 30, 2013, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	1.03%	$1,993,000
Value	5.59	10,847,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated June 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $194,210,000, a repurchase price of $194,210,162, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	5/31/2017	$15,740,000	$15,489,293
U.S. Treasury Notes	0.88	2/28/2017	80,280,000	80,277,030
U.S. Treasury Notes	0.88	4/30/2017	102,755,000	102,329,183

Note 3. Federal Income Taxes

As of June 30, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Value Fund	Japan Fund
Cost (tax basis)	$112,350,663	$111,943,105	$23,974,748

Appreciation	6,897,366	6,439,814	2,325,533
Depreciation	(17,432,534)	(4,281,319)	(572,513)

Net unrealized appreciation (depreciation)	$(10,535,168)	$2,158,495	$1,753,020

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 28, 2013